U.S. Bancorp (Parent Company) - Condensed Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Available-for-sale securities	[1]	$ 90,838	$ 85,992
Other assets	[1]	70,872	60,720
Total assets		692,345	678,318
Liabilities and Shareholders’ Equity
Other liabilities		26,552	27,449
Shareholders’ equity		65,193	58,578
Total liabilities and equity		692,345	678,318
Parent Company
Assets
Due from banks, principally interest-bearing		9,875	9,377
Available-for-sale securities		663	649
Other assets		967	945
Total assets		103,693	95,183
Liabilities and Shareholders’ Equity
Long-term debt		37,057	35,257
Other liabilities		1,443	1,348
Shareholders’ equity		65,193	58,578
Total liabilities and equity		103,693	95,183
Parent Company | Bank subsidiaries
Assets
Investments in subsidiaries		68,101	63,680
Advances to subsidiaries		19,600	16,100
Parent Company | Nonbank subsidiaries
Assets
Investments in subsidiaries		4,192	4,031
Advances to subsidiaries		$ 295	$ 401

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.